Segmented Information and Other Additional Disclosures - Disclosure of revenues allocated by segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Operating Segments Abstract
Vehicle and parts sales	$ 13,714,227	$ 3,459,311	$ 10,438,713
Revenue from operating and finance leases	3,297,619	9,590,511	3,817,474
Accretion on promissory note	7,035	26,426	39,019
Service revenue	0	0	33,577
Finance income	217,892	199,936	68,375
EIDL grant	0	10,000	0
Total	$ 17,236,773	$ 13,286,184	$ 14,397,158